Cover Page	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Registrant Name	OASIS PETROLEUM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001486159
Amendment Flag	false